Note 14 - Intangible Assets - Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
As at July 1 / April 1	$ 22,622	$ 21,919	$ 22,387	$ 24,482
Goodwill on acquisition of Tembo	0	1,698	0	0
Foreign exchange	(235)	2,177	(468)	(1,860)
Carrying value	$ 22,387	$ 25,794	$ 21,919	$ 22,622